GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year ended
	December 31
	2023	2022
Office and administrative	$3,552	$2,921
Professional fees	2,718	2,237
Regulatory and transfer agent	451	301
Salaries and benefits	6,687	5,454
	$13,408	$10,913